Document and Entity Information Document	Apr. 19, 2023
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	BRANDYWINE OPERATING PARTNERSHIP, L.P.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-24407
Entity Tax Identification Number	23-2862640
Entity Address, Address Line One	2929 Arch Street
Entity Address, Address Line Two	Suite 1800
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19104
City Area Code	610
Local Phone Number	325-5600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	BDN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001060386
Amendment Flag	false